Receivables	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Receivables [Text Block]

17Receivables

Non-current receivables

Non-current receivables are associated mainly with customer financing in the Diagnosis & Treatment businesses amounting to EUR 44 million (2020: EUR 29 million), for Signify indemnification amounting to EUR 46 million (2020: EUR 55 million), advance income tax payments amounting to EUR 78 million for which Philips expects to get a refund (2020: EUR 78 million) and insurance receivables in Other in the US amounting to EUR 37 million (2020: EUR 38 million).

Current receivables

Current receivables of EUR 3,787 million (2020: EUR 4,156 million) at December 31, 2021 included trade accounts receivable (net of allowance) of EUR 3,559 million (2020: EUR 3,928 million), accounts receivable other of EUR 188 million (2020: EUR 191 million) and accounts receivable from investments in associates of EUR 40 million (2020: EUR 37 million).

The accounts receivable, net, per segment are as follows:

Philips Group

Accounts receivables-net

in millions of EUR

	2020	2021
Diagnosis & Treatment	1,653	1,759
Connected Care	1,124	980
Personal Health	1,017	575
Other	133	245
Accounts receivable-net	3,928	3,559

The aging analysis of accounts receivable, net, is set out below:

Philips Group

Aging analysis

in millions of EUR

	2020	2021
current	3,413	3,075
overdue 1-30 days	189	160
overdue 31-180 days	224	245
overdue > 180 days	102	79
Accounts receivable-net	3,928	3,559

The above net accounts receivable represent current and overdue but not fully impaired receivables.

The changes in the allowance for doubtful accounts receivable are as follows:

Philips Group

Allowance for accounts receivable

in millions of EUR

	2020	2021
Balance as of January 1	211	195
Additions charged to expense	19	4
Deductions from allowance1)	(17)	(17)
Transfer to assets held for sale	(1)	(8)
Other movements	(16)	16
Balance as of December 31	195	190
1)Write-offs for which an allowance was previously provided.

The allowance for doubtful accounts receivable has been primarily established for receivables that are past due.

Included in the above balances as per December 31, 2021 are allowances for individually impaired receivables of EUR 188 million (2020: EUR 186 million) .